[Letterhead of Kleinberg, Kaplan, Wolff & Cohen, P.C.]

Writer’s E-Mail: dedelstein@kkwc.com
Writer’s Direct Dial: 212.880.9892

June 24, 2011

Mr. Jim O’Connor
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Rochdale Core Alternative Strategies Master Fund LLC File No.: 811-21963 (“Master Fund”)

Dear Mr. O’Connor:

Transmitted herewith is Amendment No. 10 to the Registration Statement on Form N-2, under the Investment Company Act of 1940, as amended, for Master Fund.  We are requesting selective review of this amendment as there have been no material changes to Master Fund’s amended Registration Statement filed on July 29, 2010, except to update the financial statements.

If you have any questions regarding the foregoing or the registration statements themselves, please do not hesitate to contact me at 212-880-9892.

Sincerely,

/s/ Darren J. Edelstein

Darren J. Edelstein

cc:	Kurt Hawkesworth, Esq.
Robert S. Schneider, Esq.